SCHEDULE OF CONTINUITY OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	$ 38,639,788	$ 34,449,558
Balance, December 31, 2025	37,980,680	38,639,788
Uranium properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	18,442,946	15,828,599
Balance, December 31, 2025	17,561,991	18,442,946
Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	13,168,035	11,781,063
Balance, December 31, 2025	13,725,624	13,168,035
Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	2,612,069	2,405,698
Balance, December 31, 2025	2,487,299	2,612,069
Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	4,416,738	4,434,198
Balance, December 31, 2025	$ 4,205,766	$ 4,416,738